Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Operating Leases
Operating lease ROU assets	$ 164,665	$ 146,190
Other current liabilities	9,715	9,203
Operating lease liabilities	174,116	153,647
Total operating lease liabilities	183,831	162,850
Finance Leases
Property and equipment, gross	1,159	1,172
Accumulated amortization	(496)	(461)
Property and equipment, net	663	711
Current portion of long-term debt	66	44
Long-term debt, net of current portion	853	894
Total finance lease liabilities	$ 919	$ 938
Weighted Average Remaining Lease Term (in Years)
Operating leases	12 years	13 years 2 months 12 days
Finance leases	9 years	9 years 8 months 12 days
Weighted Average Discount Rate
Operating leases	7.71%	7.75%
Finance leases	14.62%	13.65%